Cash due from banks	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash due from banks
Note 3: Cash due from banks

	December 31, 2020	December 31, 2019
Non-interest bearing
Cash and demand deposits with banks	133,363	88,031

Interest bearing¹
Demand deposits with banks	433,511	839,320
Cash equivalents	2,722,718	1,622,719
Sub-total - Interest bearing	3,156,229	2,462,039

Total cash due from banks	3,289,592	2,550,070
¹ Interest bearing cash due from banks includes certain demand deposits with banks as at December 31, 2020 in the amount of $156.2 million (December 31, 2019: $439.5 million) that are earning interest at a negligible rate.